Cash and Cash Equivalents - Summary of Time Deposits (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 RMB [Member] USD ($)	Dec. 31, 2014 RMB [Member] CNY	Dec. 31, 2013 RMB [Member] USD ($)	Dec. 31, 2013 RMB [Member] CNY	Dec. 31, 2014 USD [Member] USD ($)	Dec. 31, 2014 USD [Member] CNY	Dec. 31, 2013 USD [Member] USD ($)	Dec. 31, 2013 USD [Member] CNY
Cash and Cash Equivalents [Line Items]
Time deposits	$ 31,117	$ 30,892	$ 25,617	156,749	$ 25,892	157,860	$ 5,500	5,500	$ 5,000	5,000